Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following at December 31:

	2022	2023	2023
	HK$	HK$	US$
Accounts receivable	1,630,469	4,074,594	521,655
Less: allowance for doubtful accounts / credit losses	(497,099)	(1,495,119)	(191,415)
Accounts receivable, net	1,133,370	2,579,475	330,240

Schedule of Allowance for Doubtful Accounts and Credit Losses

The movement of allowance for doubtful accounts / credit losses are as follows:

	2022	2023	2023
	HK$	HK$	US$
Balance at beginning of the year ended December 31	-	497,099	63,642
Write off	-	(497,099)	(63,642)
Addition	497,099	1,495,119	191,415
Balance at end of the year ended December 31	497,099	1,495,119	191,415